Equity Method Investment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Mar. 26, 2012
Equity Method Investment (Textual) [Abstract]
Percentage of equity interest acquired				25.00%
Amount of Acquisition	$ 35,874	$ 0	$ 0